Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended								2 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 30, 2021 $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 shares	Jun. 30, 2020 USD ($) shares	Aug. 31, 2019 shares	May 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 Directors $ / shares shares	Dec. 31, 2021 Member $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 01, 2021 $ / shares	Jul. 01, 2021	Jun. 01, 2020 $ / shares
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares					2,232,143
Temporary equity issue price per share		$ 2.78						$ 1	$ 2.78		$ 2.78	$ 2.78	$ 2.78	$ 2.78				$ 2.24
Proceeds from redeemable convertible preferred stock | $						$ 45.5
Minimum issue price per share for convesion of temporary preferred equity into permanent equity		$ 5.56							$ 5.56		$ 5.56	$ 5.56	$ 5.56	$ 5.56
Minimum gross proceeds as per underwriting for conversion of temporary equity into permanent equity | $											$ 75.0
Percentage Of Temporary Equity Holding Approval Required For Conversion Into Permanent Equity	66.00%	66.00%							66.00%		66.00%	66.00%	66.00%	66.00%
Milestone Based Series B One And Series BTwo Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights number of securities covered by warrants or rights | shares			16,232,013
Class of warrants or rights exercise price per share			$ 2.78
Warrants To Subscribe For Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights number of securities covered by warrants or rights | shares															20,424,108
Class of warrants or rights exercise price per share															$ 2.24
Fair value of liabilities issued during the period measured based on unobservable inputs | $															$ 11.1
Series Seed 1 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity dividend rate percentage		8.00%							8.00%		8.00%	8.00%	8.00%	8.00%
Number of directors entitled to be elected on an as converted basis into common stock													2	2
Temporary equity into permanent equity exchange ratio	0.049688
Series C-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity dividend rate percentage		8.00%							8.00%		8.00%	8.00%	8.00%	8.00%
Number of directors entitled to be elected on an as converted basis into common stock													2	2
Temporary equity into permanent equity exchange ratio	0.049688
Series C-3 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity dividend rate percentage		8.00%							8.00%		8.00%	8.00%	8.00%	8.00%
Number of directors entitled to be elected on an as converted basis into common stock													2	2
Temporary equity into permanent equity exchange ratio	0.049688
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares					2,232,143	18,191,965
Temporary equity issue price per share		$ 2.24							$ 2.24		$ 2.24	$ 2.24	$ 2.24	$ 2.24				$ 2.24
Proceeds from redeemable convertible preferred stock | $										$ 45.5
Embedded derivative value per share																	2.12%
Embedded derivative gain loss on embedded derivative net | $											$ 13.5
Temporary equity dividend rate percentage		8.00%							8.00%		8.00%	8.00%	8.00%	8.00%
Number of directors entitled to be elected on an as converted basis into common stock													2	2
Temporary equity conversion price per share		$ 2.24							$ 2.24		$ 2.24	$ 2.24	$ 2.24	$ 2.24
Temporary equity into permanent equity exchange ratio	0.049688
Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares		4,932,950	17,289,273
Temporary equity issue price per share		$ 2.61							$ 2.61		$ 2.61	$ 2.61	$ 2.61	$ 2.61		$ 2.61
Proceeds from redeemable convertible preferred stock | $									$ 57.7
Temporary equity dividend rate percentage		8.00%							8.00%		8.00%	8.00%	8.00%	8.00%
Number of directors entitled to be elected on an as converted basis into common stock													2	2
Temporary equity conversion price per share		$ 2.61							$ 2.61		$ 2.61	$ 2.61	$ 2.61	$ 2.61
Temporary equity into permanent equity exchange ratio	0.049688
Series B-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity issue price per share		$ 2.78							$ 2.78		$ 2.78	$ 2.78	$ 2.78	$ 2.78
Proceeds from redeemable convertible preferred stock | $		$ 12.5
Temporary equity dividend rate percentage		8.00%							8.00%		8.00%	8.00%	8.00%	8.00%
Number of directors entitled to be elected on an as converted basis into common stock													2	2
Temporary equity conversion price per share		$ 2.78							$ 2.78		$ 2.78	$ 2.78	$ 2.78	$ 2.78
Temporary equity into permanent equity exchange ratio	0.049688
Series Seed 3 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity issue price per share		1.3							1.3		1.3	1.3	1.3	1.3
Temporary equity conversion price per share		1.3							1.3		1.3	1.3	1.3	1.3
Series Seed One And Series Two Redeemable Convertibe Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity conversion price per share		1							1		1	1	1	1
Series B One And B Two Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares			17,289,273
Temporary equity issue price per share																$ 2.61
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares							7,780,769
Temporary equity issue price per share								1.3
Series 3 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares							7,780,769
Temporary equity issue price per share								$ 1.3
Series Seed 1 and Series Seed 2 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares								4,000,000
Temporary equity issue price per share		1						$ 1	1		1	1	1	1
Proceeds from redeemable convertible preferred stock | $								$ 13.9
Minimum [Member] | Series Seed 1 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share		1							1		1	1	1	1
Minimum [Member] | Series C-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share		1							1		1	1	1	1
Minimum [Member] | Series C-3 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share		1.3							1.3		1.3	1.3	1.3	1.3
Minimum [Member] | Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share		2.24							2.24		2.24	2.24	2.24	2.24
Minimum [Member] | Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share		2.61							2.61		2.61	2.61	2.61	2.61
Minimum [Member] | Series B-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share		$ 2.78							$ 2.78		$ 2.78	$ 2.78	$ 2.78	$ 2.78
One Investors Having Agreed To Subscribe Milestone Based B Two Redeemable Convertible Preferred Stock [Member] | Milestone Based Series B One And Series BTwo Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights number of securities covered by warrants or rights | shares		134,892							134,892		134,892	134,892	134,892	134,892
Waiver of Milestone Requirements and Exercise of Rights Relating to Subscribe for Temporary Equity [Member] | Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares				20,424,108								20,424,108
Temporary equity issue price per share				$ 2.24
Proceeds from redeemable convertible preferred stock | $				$ 45.7							$ 45.7
Waiver Of Milestone Based Conditions And Subscription Of Temporary Equity By he Investor [Member] | Series B-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares	16,366,905	4,496,403
Temporary equity issue price per share	$ 2.78
Proceeds from redeemable convertible preferred stock | $	$ 45.5
Atlas Venture Fund XI, L.P. [Member] | Series Seed 1 and Series Seed 2 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period shares new issues | shares								2,000,000
Proceeds from exercise of options linked to issuers equity | $								$ 2.0